Cover Page	Jul. 15, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2022
Entity File Number	1-2348
Entity Registrant Name	PACIFIC GAS AND ELECTRIC COMPANY
Entity Central Index Key	0000075488
Entity Tax Identification Number	94-0742640
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, no par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCG
Security Exchange Name	NYSE
Equity Units
Entity Information [Line Items]
Title of 12(b) Security	Equity Units
Trading Symbol	PCGU
Security Exchange Name	NYSE
First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER
PG And E CORPORATION [Member]
Entity Information [Line Items]
Entity File Number	1-12609
Entity Registrant Name	PG&E CORPORATION
Entity Tax Identification Number	94-3234914
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-1000
Entity Emerging Growth Company	false
PG And E Wildfire Recovery Funding LLC [Member]
Entity Information [Line Items]
Entity File Number	333-263719-01
Entity Registrant Name	PG&E WILDFIRE RECOVERY FUNDING LLC
Entity Tax Identification Number	88-1113018
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Entity Emerging Growth Company	false